united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2015

Item 1. Reports to Stockholders.

Institutional Short Duration
Government Bond Fund

TWSGX

Semi-Annual Report
June 30, 2015

Advised by:
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 210
Denver, CO 80209
(303) 864-1213

Subadvised by:
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

Tel. (855) 881-2380
www.TransWesternFunds.com

TransWestern Institutional Short Duration Government Bond Fund

PORTFOLIO REVIEW

June 30, 2015 (Unaudited)

The Fund’s performance figures* for the periods ended June 30, 2015, compared to its benchmarks:

	Six Months	One Year	Three Year	Since Inception **
TransWestern Institutional Short Duration Government Bond Fund	0.55%	1.39%	1.12%	1.62%
Barclays Capital Mortgage Backed Securities Index ***	0.31%	2.28%	1.92%	3.05%
Barclays Capital Short Treasury Index ****	0.10%	0.12%	0.14%	0.16%
Blended Benchmark Index *****	0.20%	1.20%	1.03%	1.59%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Per the fee table in the Fund’s April 30, 2015 prospectus, the total annual operating expenses are 0.70% before fee waivers. For performance information current to the most recent month-end, please call 1-855-881-2380.

**	Inception date is January 3, 2011.

***	The Barclays Capital Mortgage Backed Securities Index measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

****	The Barclays Capital Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

*****	The Blended Benchmark Index represents a blend of 50% Barclays Capital Short Treasury Index and 50% Barclays Capital Mortgage Backed Securities. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

Portfolio Composition as of June 30, 2015

Holdings By Investment Type	% of Net Assets
U.S. Government Agency Obligations	86.0%
U.S. Treasury Notes	15.3%
Other, Cash & Cash Equivalents	(1.3)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

TransWestern Institutional Short Duration Government Bond Fund

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 86.0%
	FEDERAL HOME LOAN MORTGAGE CORP. - 22.9% (a)
$2,173,739	FHLMC Multifamily Structured Pass Through Certificates (b)	0.5110	11/25/2021	$2,179,478
981,412	FHLMC Multifamily Structured Pass Through Certificates (b)	0.5370	4/25/2019	977,627
6,123,000	FHLMC Multifamily Structured Pass Through Certificates	1.8690	11/25/2019	6,147,097
2,170,000	FHLMC Multifamily Structured Pass Through Certificates	2.1300	1/25/2019	2,212,842
545,000	FHLMC Multifamily Structured Pass Through Certificates	2.3230	10/25/2018	559,758
215,000	FHLMC Multifamily Structured Pass Through Certificates	2.4120	8/25/2018	221,361
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.6990	5/25/2018	518,557
3,700,000	FHLMC Multifamily Structured Pass Through Certificates	2.7700	5/25/2025	3,627,830
1,041,013	FHLMC Multifamily Structured Pass Through Certificates	3.1540	2/25/2018	1,088,930
5,560,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.2500	4/25/2023	5,799,344
3,845,000	FHLMC Multifamily Structured Pass Through Certificates	3.3200	2/25/2023	4,035,014
538,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.9740	1/25/2021	586,543
1,038,000	FHLMC Multifamily Structured Pass Through Certificates	3.9890	6/25/2021	1,128,691
1,601,270	Freddie Mac Gold Pool	3.5000	5/1/2043	1,653,679
316,353	Freddie Mac Gold Pool	4.0000	2/1/2044	337,621
1,182,934	Freddie Mac Gold Pool	4.5000	5/1/2031	1,284,616
527,850	Freddie Mac Gold Pool	5.0000	5/1/2041	585,085
50,818	Freddie Mac Gold Pool	7.5000	6/1/2017	52,715
182,409	Freddie Mac Non Gold Pool (b)	2.1290	6/1/2037	192,945
200,879	Freddie Mac Non Gold Pool (b)	2.1450	6/1/2037	212,464
755,869	Freddie Mac Non Gold Pool (b)	2.2490	1/1/2035	805,608
79,628	Freddie Mac Non Gold Pool (b)	2.2500	1/1/2023	81,939
1,090,547	Freddie Mac Non Gold Pool (b)	2.2590	11/1/2036	1,163,760
642,994	Freddie Mac Non Gold Pool (b)	2.2740	9/1/2035	684,511
3,463,703	Freddie Mac Non Gold Pool (b)	2.3450	8/1/2033	3,694,533
244,837	Freddie Mac Non Gold Pool (b)	2.3450	4/1/2036	260,103
411,240	Freddie Mac Non Gold Pool (b)	2.3510	11/1/2033	439,606
6,400,752	Freddie Mac Non Gold Pool (b)	2.3770	9/1/2038	6,840,748
230,061	Freddie Mac Non Gold Pool (b)	2.3880	9/1/2038	246,165
347,523	Freddie Mac Non Gold Pool (b)	2.3890	11/1/2038	371,263
2,235,814	Freddie Mac Non Gold Pool (b)	2.3990	3/1/2037	2,388,462
549,774	Freddie Mac Non Gold Pool (b)	2.4000	4/1/2037	586,550
459,537	Freddie Mac Non Gold Pool (b)	2.4050	1/1/2035	491,546
770,262	Freddie Mac Non Gold Pool (b)	2.4070	2/1/2036	822,222
607,604	Freddie Mac Non Gold Pool (b)	2.4240	2/1/2036	650,190
633,124	Freddie Mac Non Gold Pool (b)	2.4280	1/1/2033	677,946
53,930	Freddie Mac Non Gold Pool (b)	2.4350	7/1/2024	56,486
694,001	Freddie Mac Non Gold Pool (b)	2.4580	6/1/2034	739,430
619,973	Freddie Mac Non Gold Pool (b)	2.4770	3/1/2036	659,429
361,170	Freddie Mac Non Gold Pool (b)	2.4840	4/1/2037	387,536
748,950	Freddie Mac Non Gold Pool (b)	2.4870	2/1/2035	806,060
184,332	Freddie Mac Non Gold Pool (b)	2.4960	5/1/2037	185,681
4,131,325	Freddie Mac Non Gold Pool (b)	2.5620	3/1/2038	4,451,474
2,617,693	Freddie Mac Non Gold Pool (b)	2.6550	11/1/2036	2,811,285
1,166,089	Freddie Mac Non Gold Pool (b)	2.6620	5/1/2036	1,253,285
555,420	Freddie Mac Non Gold Pool (b)	2.7270	11/1/2038	591,050
261,837	Freddie Mac Non Gold Pool (b)	2.8050	3/1/2037	283,607
476,364	Freddie Mac Non Gold Pool (b)	3.5720	9/1/2038	502,741
96,970	Freddie Mac Non Gold Pool (b)	5.2600	12/1/2037	102,618
198,117	Freddie Mac REMICS (b,c)	0.3355	4/15/2018	198,300
123,797	Freddie Mac REMICS (b,c)	0.3855	10/15/2017	123,955
101,422	Freddie Mac REMICS (b,c)	0.4255	5/15/2036	101,441
68,222	Freddie Mac REMICS (b,c)	0.5755	8/15/2035	68,362
379,728	Freddie Mac REMICS (b,c)	0.5855	11/15/2032	384,051
44,885	Freddie Mac REMICS (b,c)	0.5855	1/15/2033	45,387
35,105	Freddie Mac REMICS (b,c)	0.6855	3/15/2032	35,606

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 86.0%
	FEDERAL HOME LOAN MORTGAGE CORP. - 22.9% (a)(continued)
$231,744	Freddie Mac REMICS (b,c)	0.9355	12/15/2032	$236,754
79,958	Freddie Mac REMICS (b,c)	1.1355	12/15/2031	81,946
134,241	Freddie Mac REMICS (b,c)	1.1855	3/15/2032	138,549
487,828	Freddie Mac REMICS (c)	4.0000	2/15/2020	507,726
342,188	Freddie Mac REMICS (c)	4.0000	4/15/2041	362,976
554,593	Freddie Mac REMICS (b,c)	4.0227	6/15/2048	571,708
73,505	Freddie Mac REMICS (c)	4.2500	3/15/2034	77,507
1,072,186	Freddie Mac REMICS (c)	4.3174	12/15/2036	1,122,125
477,037	Freddie Mac REMICS (c)	4.5000	2/15/2020	498,739
81,147	Freddie Mac REMICS (c)	4.5000	10/15/2027	81,417
43,104	Freddie Mac REMICS (c)	4.5000	11/15/2028	43,986
166,573	Freddie Mac REMICS (c)	4.5000	8/15/2034	175,567
145,862	Freddie Mac REMICS (c)	5.0000	2/15/2018	151,286
515,515	Freddie Mac REMICS (c)	5.0000	10/15/2019	544,743
2,028,122	Freddie Mac REMICS (c)	5.0000	12/15/2024	2,205,367
218,970	Freddie Mac REMICS (c)	5.0000	1/15/2026	239,597
87,872	Freddie Mac REMICS (c)	5.0000	10/15/2032	89,448
529,614	Freddie Mac REMICS (c)	5.0000	11/15/2032	535,328
1,490,000	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,660,828
51,396	Freddie Mac REMICS (c)	5.5000	7/15/2033	54,476
945,225	Freddie Mac REMICS (c)	5.5000	11/15/2034	970,388
1,238,747	Freddie Mac REMICS (c)	5.5000	5/15/2035	1,395,438
3,128,609	Freddie Mac REMICS (c)	5.5000	2/15/2038	3,452,791
190,782	Freddie Mac REMICS (c)	6.0000	3/15/2029	210,474
486,585	Freddie Mac REMICS (c)	6.5000	12/15/2023	538,031
253,646	Freddie Mac REMICS (c)	6.5000	12/15/2028	290,871
				83,633,199
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.1% (a)
4,845,000	Fannie Mae TBA	3.0000	8/1/2042	4,814,813
4,000,000	Fannie Mae TBA	4.0000	8/1/2044	4,228,859
203,409	Fannie Mae Pool (b)	1.3460	4/1/2034	208,839
124,078	Fannie Mae Pool (b)	1.3460	9/1/2044	127,434
125,441	Fannie Mae Pool (b)	1.8100	2/1/2036	131,971
48,675	Fannie Mae Pool (b)	1.8560	2/1/2020	50,417
441,018	Fannie Mae Pool (b)	1.8850	8/1/2035	464,322
626,574	Fannie Mae Pool (b)	1.9150	1/1/2035	652,574
300,041	Fannie Mae Pool (b)	1.9210	7/1/2035	314,720
44,491	Fannie Mae Pool (b)	1.9550	11/1/2035	46,358
1,025,490	Fannie Mae Pool (b)	2.0210	2/1/2036	1,085,431
2,183,736	Fannie Mae Pool (b)	2.0280	9/1/2037	2,344,221
310,195	Fannie Mae Pool (b)	2.1550	8/1/2035	330,482
1,348,298	Fannie Mae Pool (b)	2.1550	4/1/2037	1,430,569
1,282,339	Fannie Mae Pool (b)	2.1710	7/1/2035	1,367,239
33,049	Fannie Mae Pool (b)	2.1990	1/1/2019	33,839
494,119	Fannie Mae Pool (b)	2.2030	9/1/2035	529,445
870,484	Fannie Mae Pool (b)	2.2500	10/1/2033	927,163
76,410	Fannie Mae Pool (b)	2.2590	3/1/2033	79,509
206,496	Fannie Mae Pool (b)	2.2740	9/1/2036	220,861
1,493,103	Fannie Mae Pool (b)	2.2820	4/1/2037	1,593,842
1,632,886	Fannie Mae Pool (b)	2.2890	11/1/2033	1,740,855
459,763	Fannie Mae Pool (b)	2.2980	9/1/2034	490,181
988,880	Fannie Mae Pool (b)	2.3100	1/1/2036	1,058,681
232,333	Fannie Mae Pool (b)	2.3100	12/1/2039	248,908
1,130,824	Fannie Mae Pool (b)	2.3480	7/1/2035	1,210,125
802,085	Fannie Mae Pool (b)	2.3480	8/1/2035	853,791
991,042	Fannie Mae Pool (b)	2.3480	8/1/2035	1,050,892
2,712,970	Fannie Mae Pool (b)	2.3660	10/1/2034	2,899,606

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 86.0%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.1% (a)(continued)
$124,039	Fannie Mae Pool (b)	2.3750	5/1/2032	$127,169
641,846	Fannie Mae Pool (b)	2.3790	9/1/2037	682,672
112,681	Fannie Mae Pool (b)	2.3840	6/1/2036	120,717
105,530	Fannie Mae Pool (b)	2.3890	5/1/2032	109,773
158,420	Fannie Mae Pool (b)	2.3930	1/1/2036	169,510
893,642	Fannie Mae Pool (b)	2.4120	10/1/2033	954,696
359,128	Fannie Mae Pool (b)	2.4170	10/1/2036	383,354
114,210	Fannie Mae Pool (b)	2.4220	5/1/2035	121,757
3,346,874	Fannie Mae Pool (b)	2.4230	3/1/2037	3,609,945
639,129	Fannie Mae Pool (b)	2.4290	6/1/2033	676,757
343,007	Fannie Mae Pool (b)	2.4310	6/1/2037	368,068
427,910	Fannie Mae Pool (b)	2.4340	7/1/2037	458,807
1,501,510	Fannie Mae Pool (b)	2.4380	1/1/2035	1,608,634
475,455	Fannie Mae Pool (b)	2.4430	4/1/2034	506,289
1,531,120	Fannie Mae Pool (b)	2.4430	10/1/2036	1,623,620
61,928	Fannie Mae Pool (b)	2.4440	8/1/2039	65,924
665,606	Fannie Mae Pool (b)	2.4560	4/1/2033	713,947
98,328	Fannie Mae Pool (b)	2.4590	9/1/2036	104,715
63,588	Fannie Mae Pool (b)	2.4740	7/1/2033	65,987
70,849	Fannie Mae Pool (b)	2.4940	2/1/2025	72,087
4,020,025	Fannie Mae Pool (b)	2.5050	3/1/2037	4,303,181
105,802	Fannie Mae Pool (b)	2.5090	11/1/2029	108,795
92,534	Fannie Mae Pool (b)	2.5200	5/1/2031	93,956
1,529,984	Fannie Mae Pool (b)	2.5490	7/1/2037	1,631,483
143,358	Fannie Mae Pool (b)	2.5580	8/1/2033	153,794
199,793	Fannie Mae Pool (b)	2.5720	8/1/2036	213,601
1,736,318	Fannie Mae Pool (b)	2.5750	10/1/2036	1,870,888
85,157	Fannie Mae Pool (b)	2.6250	9/1/2033	85,972
75,920	Fannie Mae Pool (b)	2.6400	1/1/2030	76,640
726,186	Fannie Mae Pool (b)	2.6660	8/1/2036	779,979
386,492	Fannie Mae Pool (b)	2.6770	5/1/2035	416,217
1,255,864	Fannie Mae Pool (b)	2.6880	1/1/2036	1,354,100
52,506	Fannie Mae Pool (b)	2.9270	7/1/2029	54,152
129,502	Fannie Mae Pool (b)	2.9760	11/1/2035	138,703
1,248,557	Fannie Mae Pool	3.0000	1/1/2043	1,245,977
3,165,373	Fannie Mae Pool	3.0000	3/1/2043	3,158,823
2,562,607	Fannie Mae Pool	3.0000	7/1/2043	2,564,860
347,718	Fannie Mae Pool (b)	3.1740	6/1/2035	372,343
525,263	Fannie Mae Pool	3.5000	7/1/2037	542,216
2,362,723	Fannie Mae Pool	3.5000	6/1/2042	2,439,256
1,743,886	Fannie Mae Pool	3.5000	7/1/2042	1,800,250
11,087,980	Fannie Mae Pool	3.5000	9/1/2042	11,447,743
2,583,528	Fannie Mae Pool	3.5000	9/1/2042	2,667,446
2,627,530	Fannie Mae Pool	3.5000	12/1/2042	2,712,648
1,855,065	Fannie Mae Pool	3.5000	4/1/2043	1,915,304
95,737	Fannie Mae Pool (b)	3.6070	2/1/2023	98,663
2,386,297	Fannie Mae Pool	4.0000	11/1/2042	2,548,413
907,605	Fannie Mae Pool	4.0000	4/1/2043	969,371
1,836,568	Fannie Mae Pool	4.0000	8/1/2043	1,946,904
466,372	Fannie Mae Pool (b)	4.6300	8/1/2038	497,854
302,012	Fannie Mae Pool	5.0000	7/1/2035	335,221
228,608	Fannie Mae Pool	5.0000	7/1/2037	253,741
176,747	Fannie Mae Pool	5.0000	6/1/2040	195,789
184,379	Fannie Mae Pool	5.0000	6/1/2040	204,752
705,020	Fannie Mae REMICS (b)	5.4860	1/1/2038	730,703
332,515	Fannie Mae REMICS	5.5000	11/1/2023	367,117
60,293	Fannie Mae REMICS	5.5000	7/1/2037	67,635
457,752	Fannie Mae REMICS	6.0000	4/1/2033	530,136
66,825	Fannie Mae REMICS (b,c)	0.3870	1/25/2037	66,844

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 86.0%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.1% (a)(continued)
$43,778	Fannie Mae REMICS (b,c)	0.4353	11/17/2029	$43,934
16,132	Fannie Mae REMICS (b,c)	0.4870	5/25/2033	16,188
1,153,540	Fannie Mae REMICS (b,c)	0.7350	12/18/2030	1,170,498
791,221	Fannie Mae REMICS (b,c)	0.7350	12/18/2030	802,852
25,980	Fannie Mae REMICS (b,c)	0.7370	4/25/2032	26,374
394,464	Fannie Mae REMICS (b,c)	0.7870	12/25/2032	399,858
85,224	Fannie Mae REMICS (b,c)	1.0870	5/25/2022	86,297
485,407	Fannie Mae REMICS (b,c)	1.1870	6/25/2043	497,850
323,233	Fannie Mae REMICS (b,c)	1.1870	8/25/2031	331,570
86,938	Fannie Mae REMICS (c)	3.5000	9/25/2036	87,820
434,578	Fannie Mae REMICS (b,c)	3.6994	8/25/2038	442,367
112,523	Fannie Mae REMICS (c)	4.0000	1/25/2019	116,372
65,472	Fannie Mae REMICS (c)	5.0000	5/25/2023	69,963
16,237	Fannie Mae REMICS (c)	5.0000	7/25/2025	16,440
63,059	Fannie Mae REMICS (c)	5.0000	11/25/2032	68,229
689,058	Fannie Mae REMICS (c)	5.0000	1/25/2034	718,466
159,058	Fannie Mae REMICS (c)	5.0000	4/25/2034	167,857
1,036,629	Fannie Mae REMICS (c)	5.0000	6/25/2040	1,169,305
830,668	Fannie Mae REMICS (c)	5.5000	11/25/2025	912,190
131,598	Fannie Mae REMICS (c)	5.5000	1/25/2033	138,208
122,721	Fannie Mae REMICS (c)	5.5000	4/25/2035	134,237
102,009	Fannie Mae REMICS (c)	5.5000	11/25/2035	107,299
526,191	Fannie Mae REMICS (c)	6.0000	11/25/2032	601,892
450,416	Fannie Mae REMICS (b,c)	6.1145	5/25/2037	491,033
3,725,000	Fannie Mae-Aces (b)	3.0920	4/25/2027	3,700,260
				106,359,204
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 34.0%
4,298,689	Ginnie Mae II pool (b)	0.9990	7/20/2062	4,323,430
1,619,330	Ginnie Mae II pool (b)	1.1290	6/20/2062	1,636,077
989,248	Ginnie Mae II pool (b)	1.4000	12/20/2061	1,005,814
655,673	Ginnie Mae II pool (b)	1.6600	6/20/2058	670,838
2,218,898	Ginnie Mae II pool (b)	2.0680	2/20/2063	2,354,124
334,747	Ginnie Mae II pool (b)	2.1950	2/20/2063	357,364
3,673,482	Ginnie Mae II pool (b)	2.2400	2/20/2063	3,921,577
3,989,055	Ginnie Mae II pool (b)	2.2930	1/20/2063	4,241,722
983,856	Ginnie Mae II pool (b)	2.3040	10/20/2062	1,056,608
1,940,985	Ginnie Mae II pool (b)	2.3340	1/20/2063	2,080,459
1,609,404	Ginnie Mae II pool (b)	2.3420	2/20/2063	1,721,779
8,993,132	Ginnie Mae II pool (b)	2.3430	3/20/2063	9,652,670
3,485,947	Ginnie Mae II pool (b)	2.4740	9/20/2062	3,768,552
1,587,737	Ginnie Mae II pool (b)	2.5570	2/20/2063	1,710,637
1,235,529	Ginnie Mae II pool	4.3120	2/20/2063	1,351,109
2,421,680	Ginnie Mae II pool	4.4660	12/20/2062	2,652,470
1,838,090	Ginnie Mae II pool	4.4790	2/20/2062	1,986,922
4,872,080	Ginnie Mae II pool	4.5050	4/20/2063	5,344,579
5,035,829	Ginnie Mae II pool	4.5210	12/20/2061	5,431,009
3,922,377	Ginnie Mae II pool	4.5240	7/20/2062	4,262,530
3,145,650	Ginnie Mae II pool	4.5320	12/20/2062	3,442,555
2,944,134	Ginnie Mae II pool	4.5460	11/20/2062	3,213,860
1,916,923	Ginnie Mae II pool	4.5580	8/20/2062	2,078,485
647,293	Ginnie Mae II pool	4.5600	3/20/2062	698,722
3,791,180	Ginnie Mae II pool	4.5830	7/20/2062	4,124,842
3,150,401	Ginnie Mae II pool	4.5830	11/20/2062	3,439,803
2,919,802	Ginnie Mae II pool	4.5880	10/20/2062	3,181,543
1,260,240	Ginnie Mae II pool	4.6040	6/20/2062	1,369,353
467,112	Ginnie Mae II pool	4.6390	3/20/2062	505,698

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 86.0%
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 34.0% (continued)
$1,940,908	Ginnie Mae II pool	4.6500	1/20/2061	$2,064,712
2,393,810	Ginnie Mae II pool	4.7000	8/20/2061	2,570,520
473,657	Ginnie Mae II pool	4.7430	1/20/2061	503,654
1,128,535	Ginnie Mae II pool	4.8080	8/20/2062	1,218,514
1,791,556	Ginnie Mae II pool	4.8100	2/20/2061	1,918,634
375,025	Ginnie Mae II pool	4.8260	6/20/2061	413,578
2,621,456	Ginnie Mae II pool	4.8510	5/20/2062	2,812,283
920,065	Ginnie Mae II pool	4.9090	6/20/2062	987,826
807,350	Ginnie Mae II pool	4.9170	2/20/2062	865,623
2,758,779	Government National Mortgage Association (b,c)	0.4323	4/20/2065	2,757,725
634,148	Government National Mortgage Association (b,c)	0.4348	12/16/2028	634,746
5,234,879	Government National Mortgage Association (b,c)	0.4823	4/20/2061	5,236,382
3,375,856	Government National Mortgage Association (b,c)	0.6823	10/20/2062	3,388,093
3,406,957	Government National Mortgage Association (b,c)	0.6823	12/20/2062	3,419,428
1,565,923	Government National Mortgage Association (b,c)	0.6823	7/20/2064	1,562,424
1,079,835	Government National Mortgage Association (b,c)	0.6823	7/20/2064	1,083,973
2,762,647	Government National Mortgage Association (b,c)	0.9000	4/20/2063	2,804,150
2,616,099	Government National Mortgage Association (c)	1.7500	3/20/2065	2,636,224
3,371,457	Government National Mortgage Association (b)	4.6041	6/20/2064	3,856,903
106,166	Government National Mortgage Association (b)	4.8983	3/16/2046	113,824
156,682	Government National Mortgage Association (b)	5.3656	11/16/2045	170,276
674,214	Government National Mortgage Association (c)	6.5000	4/20/2029	788,786
1,045,638	Government National Mortgage Association (b,c)	7.2169	7/20/2032	1,194,133
				124,587,542
	TOTAL U.S GOVERNMENT AGENCIES (Cost - $314,385,222)			314,579,945

	U.S. TREASURY NOTES - 15.3%
960,000	United States Department of Housing and Urban Development	1.8800	8/1/2019	961,354
5,000,000	United States Treasury Note (b)	0.0600	1/31/2016	5,000,110
6,300,000	United States Treasury Note (b)	0.0680	10/31/2016	6,300,359
12,915,000	United States Treasury Note (b)	0.0840	4/30/2016	12,918,022
11,000,000	United States Treasury Note (b)	0.0850	7/31/2016	11,003,168
15,000,000	United States Treasury Note (b)	0.0890	4/30/2017	15,000,060
4,965,000	United States Treasury Note	0.3750	2/15/2016	4,971,594
	TOTAL U.S. TREASURY NOTES (Cost - $56,138,557)			56,154,667

	TOTAL INVESTMENTS - 101.3% (Cost - $370,523,779) (d)			$370,734,612
	OTHER ASSETS LESS LIABILITIES - NET - (1.3)%			(4,781,092)
	TOTAL NET ASSETS - 100.0%			$365,953,520

TBA	To be announced security.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	Variable rate security - interest rate subject to periodic change.

(c)	Collateralized mortgage obligation (CMO).

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $370,523,779 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,344,376
Unrealized Depreciation:	(3,133,543)
Net Unrealized Appreciation:	$210,833

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investment securities:
At cost	$370,523,779
At value	$370,734,612
Cash	11,570,147
Principal paydown receivable	9,544,545
Interest receivable	746,394
Prepaid expenses and other assets	6,388
TOTAL ASSETS	392,602,086

LIABILITIES
Payable for investments purchased	18,174,057
Fund shares repurchased	7,836,777
Distributions payable	380,070
Investment advisory fees payable	142,744
Distribution (12b-1) fees payable	32,532
Accrued expenses and other liabilities	82,386
TOTAL LIABILITIES	26,648,566
NET ASSETS	$365,953,520

Net Assets Consist Of:
Paid in capital	373,500,928
Accumulated distributions in excess of net investment loss	(1,246,207)
Accumulated net realized loss from investments	(6,512,034)
Net unrealized appreciation on investments	210,833
NET ASSETS	$365,953,520

Net Asset Value Per Share:
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	36,772,587
Net asset value (Net Assets divided by Shares Outstanding), offering price and redemption price per share (a)	$9.95

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 0.25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$3,112,508
TOTAL INVESTMENT INCOME	3,112,508

EXPENSES
Investment advisory fees	809,505
Distribution (12b-1) fees	179,890
Administrative services fees	112,742
Accounting services fees	32,369
Custodian fees	19,585
Transfer agent fees	10,089
Compliance officer fees	11,090
Legal fees	10,204
Audit fees	8,739
Insurance expense	5,664
Trustees’ fees and expenses	6,162
Printing and postage expenses	2,362
Registration fees	504
Other expenses	1,103
TOTAL EXPENSES	1,210,008
Fees waived by the Advisor	(40,677)
NET EXPENSES	1,169,331

NET INVESTMENT INCOME	1,943,177

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from investment transactions	599,358
Net change in unrealized depreciation on investments	(617,466)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(18,108)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,925,069

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(Unaudited)	2014
FROM OPERATIONS
Net investment income	$1,943,177	$4,438,788
Net realized gain from investment transactions	599,358	500,874
Net change in unrealized appreciation (depreciation) on investments	(617,466)	5,388,847
Net increase in net assets resulting from operations	1,925,069	10,328,509

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,123,072)	(6,687,762)
From return of capital	—	(139,123)
Net decrease in net assets from distributions to shareholders	(3,123,072)	(6,826,885)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	30,500,000	12,030,000
Net asset value of shares issued in reinvestment of distributions to shareholders	911,369	1,790,541
Payments for shares redeemed	(23,053,930)	(29,359,719)
Net increase (decrease) in net assets from shares of beneficial interest	8,357,439	(15,539,178)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,159,436	(12,037,554)

NET ASSETS
Beginning of year	358,794,084	370,831,638
End of year *	$365,953,520	$358,794,084
* Accumulated distributions in excess of net investment income	$(1,246,207)	$(66,312)

SHARE ACTIVITY
Shares Sold	3,053,938	1,201,754
Shares Reinvested	91,100	179,461
Shares Redeemed	(2,306,513)	(2,940,596)
Net increase (decrease) in shares of beneficial interest outstanding	838,525	(1,559,381)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,		December 31,	December 31,
	2015		2014		2013		2012	2011 (1)
Net Asset Value, Beginning of Period	$9.98		$9.89		$10.15		$10.12	$10.00
Income (loss) from investment operations:
Net investment income (2)	0.05		0.12		0.08		0.09	0.12
Net realized and unrealized gain (loss) on investments	0.01		0.16		(0.17)		0.11	0.17
Total from investment operations	0.06		0.28		(0.09)		0.20	0.29

Less distributions from:
Net investment income	(0.09)		(0.19)		(0.17)		(0.17)	(0.15)
Net realized gains	—		—		—		—	(0.02)
Return of capital	—		(0.00	) (3)	(0.00	) (3)	0.00 (3)	—
Total from distributions	(0.09)		(0.19)		(0.17)		(0.17)	(0.17)

Net Asset Value, End of Period	$9.95		$9.98		$9.89		$10.15	$10.12

Total return (4)	0.55	% (5)	2.80%		(0.90)%		1.98%	2.90	% (5)

Net assets, end of period (000s)	$365,954		$358,794		$370,832		$319,225	$91,186
Ratio of gross expenses to average net assets	0.67	% (6)	0.70%		0.67%		0.68%	0.87	% (6)
Ratio of net expenses to average net assets	0.65	% (6)	0.65%		0.65%		0.65%	0.65	% (6)
Ratio of net investment income to average net assets	1.08	% (6)	1.23%		0.78%		0.85%	1.19	% (6)
Portfolio Turnover Rate	9	% (5,7)	25	% (7)	32%		62%	103	% (5)

(1)	The TransWestern Institutional Short Duration Government Fund commenced operations on January 3, 2011.

(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total return shown assumes reinvestment of distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	The portfolio turnover rate excludes dollar roll transactions for the six months ended June 30, 2015 and the year ended December 31, 2014. If these were included in the calculation the turnover percentage would be 27% and 54%, respectively.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

1.	ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011 and is offered at net asset value without a sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Agency Securities	$—	$314,579,946	$—	$314,579,946
U.S. Treasury Notes	—	56,154,666	—	56,154,666
Total	$—	$370,734,612	$—	$370,734,612

There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continued to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2012 – 2014) or expected to be taken on the 2015 returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

When-Issued and Delayed-Delivery Transactions – The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Fund accounts for mortgage dollar rolls as purchases and sales transactions.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2015, cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $43,809,734 and $32,058,916, respectively of which $64,386,841 in purchases and $64,603,486 in sales were from mortgage dollar roll transactions.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

TransWestern Capital Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves as the Fund’s sub-advisor (the “Sub-Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS.

Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets. Subject to the authority of the Board and oversight by the Advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund’s strategy and management of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Advisor is paid by the Advisor, not the Fund. During the six months ended June 30, 2015, the Fund incurred $809,505 in advisory fees.

Pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Fund, (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until April 30, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 0.65% per annum of the Fund’s average daily net assets. During the six months ended June 30, 2015, the Advisor waived fees of $40,677.

If the Advisor waives any fee or reimburses any expense pursuant to the Expense Limitation Agreement, and the Fund’s operating expenses are subsequently less than 0.65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.65% of average daily net assets. If the Fund’s operating expenses subsequently exceed 0.65% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of June 30, 2015, fee waivers subject to recapture by the Advisor were as follows:

Year of Expiration
December 31, 2015	$ 58,143
December 31, 2016	$ 85,224
December 31, 2017	$ 169,417

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “12b-1 Plan” or “Plan”). Pursuant to the Plan, the Fund pays the Advisor an annual fee for distribution and shareholder servicing expenses of up to 0.10% of the Fund’s average daily net assets. During the six months ended June 30, 2015, pursuant to the Plan, the Advisor received $179,890 of fees.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2015, the Fund did not assess any redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2014	December 31, 2013
Ordinary Income	$6,687,762	$6,837,764
Long-Term Capital Gain	—	—
Return of Capital	139,123	181,690
	$6,826,885	$7,019,454

As of December 31, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$(6,709,307)	$—	$(468,397)	$828,299	$(6,349,405)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $402,085.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $66,312.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

At December 31, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$3,455,069	$3,254,238	$6,709,307

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and adjustments for paydowns, resulted in reclassification as of December 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(139,123)	$2,321,785	$(2,182,662)

These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

TransWestern Institutional Short Duration Government Bond Fund
EXPENSE EXAMPLES
June 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period *
Actual	Ratio	1/1/15	6/30/15	1/1/2015 – 6/30/15
TransWestern	0.65%	$1,000.00	$1,005.50	$3.23

	Annualized	Beginning	Ending	Expenses Paid
Hypothetical	Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	1/1/15	6/30/15	1/1/2015 – 6/30/15
TransWestern	0.65%	$1,000.00	$1,021.57	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2380 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-881-2380.

INVESTMENT ADVISOR
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 210
Denver, CO 80209

SUB-ADVISOR
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/3/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/3/2015

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 9/3/2015